Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]

Geographic allocation of total assets and liabilities

	Canada	Ghana	Total
December 31, 2024	$	$	$
Current assets	88,190	77,395	165,585
Mineral properties, plant and equipment	111	329,318	329,429
Other non‐current assets	-	5,339	5,339
Total assets	88,301	412,052	500,353
Current liabilities	33,255	77,560	110,815
Non‐current liabilities	48,300	93,469	141,769
Total liabilities	81,555	171,029	252,584

	Canada	West Africa	Total
December 31, 2023	$	$	$
Current assets	57,084	10	57,094
Property, plant and equipment and right‐of‐use assets	225	-	225
Other non‐current assets	‐	155,983	155,983
Total assets	57,309	155,993	213,302
Current liabilities	8,475	3,513	11,988
Non‐current liabilities	396	‐	396
Total liabilities	8,871	3,513	12,384

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]

Geographic allocation of the Statement of Operations and Comprehensive Income

For the year ended December 31, 2024:

	Canada	Ghana	Total
	$	$	$
Revenue	-	231,339	231,339
Cost of sales:
Production costs	-	(115,769)	(115,769)
Depreciation and depletion	-	(23,603)	(23,603)
Royalties	-	(13,957)	(13,957)
Income from mine operations	-	78,010	78,010

Termination of offtake agreement	-	(13,063)	(13,063)
General and administrative expenses	(17,984)	(2,038)	(20,022)
Exploration and evaluation expenditures	‐	(6,142)	(6,142)
Share of net income related to joint venture	‐	2,432	2,432
Service fee earned as operators of joint venture	976	‐	976
Gain on derecognition of equity investment in joint venture	1,416	‐	1,416
(Loss) income from operations and joint venture	(15,592)	59,199	43,607

Transaction costs	(2,492)	‐	(2,492)
Finance income	3,926	1,927	5,853
Finance expense	(7,394)	(30,910)	(38,304)
Foreign exchange loss	(87)	(36)	(123)
Net (loss) income and comprehensive (loss) income for the year	(21,639)	30,180	8,541

For the year ended December 31, 2023:

	Canada	West Africa	Total
	$	$	$
Share of net earnings related to joint venture	‐	31,670	31,670
Service fee earned as operators of joint venture	5,747	‐	5,747
General and administrative expenses	(15,037)	(249)	(15,286)
Exploration and evaluation expenditures	‐	(2,009)	(2,009)
(Loss) income from operations and joint venture	(9,290)	29,412	20,122

Transaction costs	(378)	-	(378)
Finance income	2,899	3,356	6,255
Finance expense	(22)	(1)	(23)
Foreign exchange gain (loss)	110	(1)	109
Net (loss) income and comprehensive (loss) income for the year	(6,681)	32,766	26,085